Goldman Sachs Inflation Protected Securities Fund Expense Example, No Redemption - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Inflation Protected Securities Fund - Class C Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 145
Expense Example, No Redemption, 3 Years	481
Expense Example, No Redemption, 5 Years	841
Expense Example, No Redemption, 10 Years	$ 1,855